Equity - Employee option and share plan transactions (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity - Text Details (Detail) [Line Items]
Purchase of treasury shares	€ (514)	€ (318)	€ (589)
Treasury shares for share-based payments [Member]
Equity - Text Details (Detail) [Line Items]
Shares acquired	8,226,101	15,222,662	8,601,426
Average market price	€ 32.59	€ 31.81	€ 24.73
Purchase of treasury shares	€ 268	€ 484	€ 213
Shares delivered	10,453,020	12,332,592	13,181,926
Average price (FIFO)	€ 32.66	€ 27.07	€ 25.86
Cost of delivered shares	€ 341	€ 334	€ 341
Total Shares In Treasury At Year End	7,871,452	10,098,371	7,208,301
Cost of treasury shares for employee options	€ 258	€ 331	€ 181